General Information (Details) $ / shares in Units, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ₪ / shares	Feb. 26, 2020 $ / shares
General Information [Abstract]
Ordinary shares, per share | (per share)		₪ 0.4	$ 8
Accumulated deficit	$ 83.2